SCHEDULE OF CONCENTRATION (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Revenue Benchmark [Member] | Customer A [Member]
Concentration Risk [Line Items]
Percentage of the Groups accounts receivable	45.00%		49.00%			[1]
Revenue Benchmark [Member] | Customer B [Member]
Concentration Risk [Line Items]
Percentage of the Groups accounts receivable		[1]	13.00%		51.00%
Revenue Benchmark [Member] | Customer A and B [Member]
Concentration Risk [Line Items]
Percentage of the Groups accounts receivable	45.00%		62.00%		51.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Percentage of the Groups accounts receivable		[1]	11.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Percentage of the Groups accounts receivable	26.00%			[1]
Accounts Receivable [Member] | Customer C and B [Member]
Concentration Risk [Line Items]
Percentage of the Groups accounts receivable	26.00%		11.00%

[1]	Represent percentage less than 10%